Junior Subordinated Debentures and Subordinated Notes	12 Months Ended
Dec. 31, 2014
Junior Subordinated Debentures and Subordinated Notes
Junior Subordinated Debentures and Subordinated Notes

12. Junior Subordinated Debentures and Subordinated Notes

        Junior subordinated debentures and subordinated notes in the accompanying consolidated balance sheets are as follows:

	December 31,
	2014	2013
Junior subordinated debentures—Trust Securities with a rate of LIBOR plus 1.85% debentures payable to Parkway National Capital Trust 1 with stated maturity of 2036	$3,093	$3,093

Subordinated notes—unsecured notes with a fixed rate of 6% payable to entities of an affiliate with stated maturity of 2023 (less discount of $21—effective interest rate of 6.025%)	$4,981	$4,979

Junior Subordinated Debentures

        In connection with the acquisition of Fidelity Resource Company during 2011, the Company assumed $3.1 million in fixed/floating rate junior subordinated debentures underlying common securities and preferred capital securities, or the Trust Securities, issued by Parkway National Capital Trust I, a statutory business trust and acquired wholly-owned subsidiary of the Company. The Company assumed the guarantor position and as such, unconditionally guarantees payment of accrued and unpaid distributions required to be paid on the Trust Securities subject to certain exceptions, the redemption price when a capital security is called for redemption and amounts due if a trust is liquidated or terminated.

        The Company owns all of the outstanding common securities of the trust. The trust used the proceeds from the issuance of its Trust Securities to buy the debentures originally issued by Fidelity Resource Company. These debentures are the trust's only assets and the interest payments from the debentures finance the distributions paid on the Trust Securities.

        The Trust Securities pay cumulative cash distributions quarterly at a rate per annum equal to the 3-month LIBOR plus 1.85% percent. So long as no event of default leading to an acceleration event has occurred, the Company has the right at any time and from time to time during the term of the debenture to defer payments of interest by extending the interest distribution period for up to twenty consecutive quarterly periods. The effective rate as of December 31, 2014 and 2013 was 2.09% and 2.10%, respectively. The Trust Securities are subject to mandatory redemption in whole or in part, upon repayment of the debentures at the stated maturity in the year 2036 or their earlier redemption, in each case at a redemption price equal to the aggregate liquidation preference of the Trust Securities plus any accumulated and unpaid distributions thereon to the date of redemption. Prior redemption is permitted under certain circumstances.

        The Trust Securities qualify as Tier 1 capital, subject to regulatory limitations, under guidelines established by the Federal Reserve.

Subordinated Notes

        During 2013 the Company issued, in the aggregate principal amount of $5,000, subordinated promissory notes (Notes) via a private offering. The Notes were issued to certain entities controlled by an affiliate of the Company for the purpose of using the proceeds to support the growth of the Company. The Notes are unsecured, with interest payable quarterly at a fixed rate of 6% per annum, and unpaid principal and interest due at the stated maturity in the year 2023. The Notes qualify as Tier 2 Capital, subject to regulatory limitations, under guidelines established by the Federal Reserve. In addition, the Notes may be redeemed in whole or in part on any interest payment date that occurs on or after December 23, 2018 subject to approval of the Federal Reserve in compliance with applicable statues and regulations.

        In connection with the issuance of the Notes, the Company issued warrants to purchase 25,000 shares of common stock of the Company at $11 per share, exercisable at any time, in whole or in part, prior to December 31, 2023. The fair value of the warrants was calculated at $0.80 and is recorded as additional paid-in capital and the related debt discount is being accreted into interest expense.